Segmented Information - Summary of Reportable Segments and Corporate Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Jan. 01, 2023 [1]
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	$ 8,988	$ 9,245	[1]		$ 9,026
Exploration and evaluation assets	343,794	343,092	[1]		348,645
Total assets	1,131,223	1,055,026	[1]		1,016,548
Total liabilities	(240,293)	(226,095)	[1]		$ (232,546)
Income from discontinued operations	0	1,270,788		$ (61,041)
Income/ (loss) from continuing operations	(15,240)	17,581		(32,527)
Net Income/(loss)	(15,240)	1,288,369		(93,568)
Exploration expenditures	(10,078)	(21,214)		$ (4,733)
Operating Segments
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	8,988	9,245
Exploration and evaluation assets	343,794	343,092
Total assets	1,131,223	1,055,026
Total liabilities	(240,293)	(226,095)
Property, plant and equipment additions	971	5,348
Income from discontinued operations		1,270,788
Income/ (loss) from continuing operations	(15,240)	17,581
Exploration expenditures	(10,078)	(21,214)
Interest expense	(25,176)	(22,702)
Operating Segments | Thacker Pass
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment		0
Exploration and evaluation assets		0
Total assets		0
Total liabilities		0
Property, plant and equipment additions		0
Income from discontinued operations		1,256,294
Income/ (loss) from continuing operations		0
Exploration expenditures		0
Interest expense		0
Operating Segments | Cauchari-Olaroz
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	0	0
Exploration and evaluation assets	0	0
Total assets	421,270	387,844
Total liabilities	0	0
Property, plant and equipment additions	0	0
Income from discontinued operations		0
Income/ (loss) from continuing operations	(28,232)	16,211
Exploration expenditures	0	0
Interest expense	0	0
Operating Segments | Pastos Grandes
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	8,584	8,372
Exploration and evaluation assets	343,779	343,078
Total assets	614,286	536,364
Total liabilities	(575)	(1,858)
Property, plant and equipment additions	764	4,789
Income from discontinued operations		0
Income/ (loss) from continuing operations	4,614	(7,399)
Exploration expenditures	(9,819)	(20,623)
Interest expense	0	0
Operating Segments | Corporate
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	404	873
Exploration and evaluation assets	15	14
Total assets	95,667	130,818
Total liabilities	(239,718)	(224,237)
Property, plant and equipment additions	207	559
Income from discontinued operations		14,494
Income/ (loss) from continuing operations	8,378	8,769
Exploration expenditures	(259)	(591)
Interest expense	$ (25,176)	$ (22,702)

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.